Investments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of associates [abstract]
Summary of Investments	The details of the Group's investments are as follows (in thousands):

	Investments - held at fair value through other comprehensive income (FVTOCI)		Investments - held at fair value through profit or loss (FVTPL)	Total
	NMG Parent LLC	Other investments
At January 1, 2021	$-	$5,278	3,000	8,278
Additions	-	40	9,787	9,827
Impairment	-	(168)	-	(168)
At December 31, 2021	-	5,150	12,787	17,937
Additions	200,000	6,531	11,834	218,365
Disposal	-	-	(10,000)	(10,000)
Impairment	-	(100)	-	(100)
Fair value remeasurement	-	-	(7,225)	(7,225)
At December 31, 2022	$200,000	$11,581	7,396	218,977

Summary of Group's Shareholdings in Associates Entities and Principal Activities

The table below (in thousands) illustrates the summarized financial information of the Group’s investments in Farfetch Capital Limited (formerly Farfetch Finance Limited) and Alanui (up to March 1, 2021). The Group’s shareholdings in Alanui and its principal activities can be found in Note 32, Group information. In addition, for further detail on Alanui refer to Note 31, Business Combinations.

At January 1, 2021	$2,319
Step acquisition	(2,198)
Share of loss after tax	(52)
At December 31, 2021	69
Share of profit after tax	68
Other	1
At December 31, 2022	$138